Impairment testing (Details 1) - Midatech Pharma (Wales) Limited (formerly Q Chip Limited) [Member] - Cash-generating units [Member] - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for cash-generating units [line items]
IPRD carrying amount	£ 9,300	£ 9,300	£ 10,800
Goodwill carrying amount	£ 2,291	£ 2,291	£ 2,291
Valuation Basis	Value in use